Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Parties
Schedule of key management personnel

	2022	2021	2020

Short-term compensation (salaries and social charges)	8,199	6,343	3,638
Long-term incentive (stock option plan)	864	1,170	604
Key management personnel compensation	9,063	7,513	4,242